COMMON STOCK	9 Months Ended
Apr. 30, 2018
Stockholders' Equity Note [Abstract]
COMMON STOCK
NOTE 5 - COMMON STOCK

On March 19, 2018, the Company issued (a) 17,500,000 shares, with a fair market value at issuance of $980,000, to the current chief executive officer pursuant to his employment agreement and (b) 7,500,000 shares, with a fair market value at issuance of $420,000, to a consultant pursuant to a consulting agreement.

Pursuant to a release agreement with the Company’s former chief executive officer, the Company issued 1,500,000 shares of common stock on April 12, 2018, with a fair market value of $84,000.